Preferred, Common Stock and Additional Paid in Capital	6 Months Ended
Jun. 30, 2012
Preferred, Common Stock and Additional Paid in Capital (Abstract)
Preferred, Common Stock and Additional Paid in Capital
8.           Preferred, Common stock and Additional paid-in capital:

Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as  determined by the Board of Directors. As of December 31, 2011 and June 30, 2012 the Company had not issued any preferred stock.

Common Stock: Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.

Share Re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares will be cancelled and removed from the Company's share capital.

On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company shares, at a maximum price of $1.30 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.

During the six month period ended June 30, 2012 the Company repurchased and cancelled 925,957 treasury shares, which were repurchased in the open market for an aggregate purchase price of $0.9 million, pursuant to the terms of Company's existing share repurchase plan and has $2.1 million of remaining capacity under the plan.

No shares were repurchased during the year ended December 31, 2011.